Commitments & Contingencies (Q1) (Details) - USD ($)		3 Months Ended
	Mar. 19, 2021	Mar. 31, 2022	Dec. 31, 2021
Commitments & Contingencies (Details) [Line Items]
Aggregate amount (in Dollars)	$ 6,900,000
Outstanding share in the capital of Obagi of par value		$ 0.50
Ordinary shares, par value		0.0001
Issued and outstanding ordinary shares, par value		0.0001
Underwriting Agreement [Member]
Commitments & Contingencies (Details) [Line Items]
Fixed underwriting discount	$ 0.20
Aggregate amount (in Dollars)	$ 12,075,000
Deferred underwriting discount (in Dollars)	$ 0.35
Class B Ordinary Shares [Member]
Commitments & Contingencies (Details) [Line Items]
Ordinary shares, par value		0.0001	$ 0.0001
Class A Ordinary Shares [Member]
Commitments & Contingencies (Details) [Line Items]
Ordinary shares, par value		$ 0.0001	$ 0.0001